Schedule of Mortgage Notes Payable (Details)	3 Months Ended
Sep. 30, 2025 USD ($)
Short-Term Debt [Line Items]
In-Default
Loan #34 [Member] | Victorville [Member]
Short-Term Debt [Line Items]
Date of Note	Jun. 09, 2022
Maturity Date of Note	Jun. 09, 2029
Interest Rate	7.50%	[1]
In-Default
Collateral	Property
Loan #35 [Member] | Rancho Mirage [Member]
Short-Term Debt [Line Items]
Date of Note	Jun. 09, 2022
Maturity Date of Note	Jun. 09, 2029
Interest Rate	7.50%	[1]
In-Default
Collateral	Property

[1]	The interest rate was fixed at 5% for the period June 2022 - June 2025. Subsequently, the interest rate is variable, equal to Wall Street Journal prime rate plus 0.25%